Leuthold Global Fund
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 64.86%
Banks - 1.55%
Associated Banc-Corp.	4,933	$84,108
FNB Corp.	8,862	84,189
People's United Financial, Inc.	5,988	77,425
The PNC Financial Services Group, Inc.	607	90,443
Simmons First National Corp.	3,136	67,706
		403,871
Capital Markets - 4.83%
Evercore, Inc. - Class A	1,059	116,109
The Goldman Sachs Group, Inc.	1,021	269,248
Haitong Securities Co., Ltd. - H Shares (b)	81,600	72,923
LPL Financial Holdings, Inc.	1,378	143,615
Meritz Securities Co., Ltd. (b)	17,330	58,592
Morgan Stanley	5,004	342,924
Raymond James Financial, Inc.	1,344	128,581
Stifel Financial Corp.	2,598	131,095
		1,263,087
Communications Equipment - 0.64%
Ciena Corp. (a)	1,382	73,039
Juniper Networks, Inc.	4,166	93,776
		166,815
Construction Materials - 3.24%
Asia Cement Corp. (b)	50,000	77,008
Buzzi Unicem SpA (a)(b)	2,981	71,164
China National Building Material Co., Ltd. - H Shares (b)	78,000	93,888
China Resources Cement Holdings, Ltd. (b)	56,000	62,549
CRH PLC - ADR	3,171	135,021
HeidelbergCement AG (b)	1,483	110,417
LafargeHolcim, Ltd. (b)	2,191	120,259
Martin Marietta Materials, Inc.	404	114,724
Taiheiyo Cement Corp. (b)	2,500	62,623
		847,653
Containers & Packaging - 3.32%
Berry Global Group, Inc. (a)	2,936	164,974
Cheng Loong Corp. (b)	56,000	67,841
DS Smith PLC (b)	25,242	129,030
O-I Glass, Inc.	6,613	78,695
Rengo Co., Ltd. (b)	7,800	65,378
Sealed Air Corp.	3,560	163,013
Silgan Holdings, Inc.	1,816	67,337
Sonoco Products Co.	2,216	131,298
		867,566
Distributors - 0.32%
LKQ Corp. (a)	2,370	83,519

Entertainment - 4.74%
Activision Blizzard, Inc.	2,828	262,580
Electronic Arts, Inc.	1,473	211,523
Konami Holdings Corp. (b)	2,400	135,039
NetEase, Inc. - ADR	2,735	261,931
Nexon Co., Ltd. (b)	3,600	111,078
Nintendo Co., Ltd. (b)	400	256,776
		1,238,927
Food & Staples Retailing - 3.77%
Alimentation Couche-Tard, Inc. - Class B (b)	4,633	$157,891
Koninklijke Ahold Delhaize NV (b)	5,724	161,481
The Kroger Co.	4,149	131,772
Seven & i Holdings Co., Ltd. (b)	3,700	131,019
Wal-Mart de Mexico SAB de CV (b)	51,000	143,265
Walmart, Inc.	1,808	260,623
		986,051
Health Care Providers & Services - 6.41%
Anthem, Inc.	787	252,698
Centene Corp. (a)	2,148	128,944
Cigna Corp.	484	100,759
CVS Health Corp.	1,790	122,257
Fresenius SE & Co KGaA (b)	2,077	96,044
Henry Schein, Inc. (a)	1,293	86,450
Humana, Inc.	532	218,264
Laboratory Corp. of America Holdings (a)	655	133,325
McKesson Corp.	744	129,396
Medipal Holdings Corp. (b)	3,100	58,296
Molina Healthcare, Inc. (a)	626	133,138
Quest Diagnostics, Inc.	1,067	127,154
Sonic Healthcare, Ltd. (b)	3,645	90,312
		1,677,037
Household Durables - 4.88%
Barratt Developments PLC (b)	13,175	120,447
Haier Smart Home Co., Ltd. - H Class (a)(b)	34,000	123,238
Haseko Corp. (b)	8,900	102,152
KB Home	4,021	134,784
Lennar Corp. - Class A	2,612	199,113
Meritage Homes Corp. (a)	2,472	204,731
Redrow PLC (b)	13,329	103,975
Toll Brothers, Inc.	3,525	153,232
TRI Pointe Group, Inc. (a)	7,774	134,101
		1,275,773
Insurance - 2.99%
American Equity Investment Life Holding Co.	3,419	94,570
CNO Financial Group, Inc.	4,420	98,257
Legal & General Group PLC (b)	32,896	119,887
Medibank Pvt, Ltd. (b)	39,248	90,904
MetLife, Inc.	4,034	189,396
Phoenix Group Holdings PLC (b)	9,312	89,237
Unum Group	4,281	98,206
		780,457
Interactive Media & Services - 3.58%
Alphabet, Inc. - Class A (a)	199	348,775
Auto Trader Group PLC (b)	10,670	86,851
Facebook, Inc. - Class A (a)	815	222,625
Twitter, Inc. (a)	2,563	138,787
Yandex NV - Class A (a)(b)	1,996	138,882
		935,920
IT Services - 4.26%
Accenture PLC - Class A (b)	931	243,187
Atos SE (b)	1,255	114,601
Bechtle AG (b)	852	187,090
CACI International, Inc. (a)	618	154,086
ManTech International Corp. - Class A	1,316	117,045
NS Solutions Corp. (b)	2,900	85,421
TIS, Inc. (b)	4,700	96,348
Wipro, Ltd. - ADR	20,439	115,480
		1,113,258
Life Sciences Tools & Services - 3.34%
Charles River Laboratories International, Inc. (a)	570	$142,420
Eurofins Scientific SE (b)	1,285	108,384
Gerresheimer AG (b)	864	93,172
Medpace Holdings, Inc. (a)	916	127,507
PRA Health Sciences, Inc. (a)	877	110,011
Siegfried Holding AG (b)	131	96,414
Syneos Health, Inc. (a)	1,592	108,463
Waters Corp. (a)	348	86,102
		872,473
Metals & Mining - 4.39%
Anglo American PLC (b)	4,391	145,001
BHP Group, Ltd. - ADR	3,461	226,142
Boliden AB (b)	2,605	92,419
Grupo Mexico SAB de CV (b)	42,300	179,386
KAZ Minerals PLC (b)	10,061	90,302
Korea Zinc Co., Ltd. (b)	219	81,100
Rio Tinto PLC - ADR	3,004	225,961
Sumitomo Metal Mining Co., Ltd. (b)	2,400	106,754
		1,147,065
Paper & Forest Products - 0.18%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	48,062

Semiconductors & Semiconductor Equipment - 9.30%
Amkor Technology, Inc.	5,779	87,147
Applied Materials, Inc.	2,370	204,531
ASM International NV (b)	933	203,599
Diodes, Inc. (a)	1,755	123,727
Globalwafers Co., Ltd. (b)	7,000	176,833
Intel Corp.	3,466	172,676
Lam Research Corp.	687	324,449
Marvell Technology Group, Ltd.	3,592	170,764
Sino-American Silicon Products, Inc. (b)	30,000	189,969
SK Hynix, Inc. (b)	1,663	181,647
Skyworks Solutions, Inc.	1,262	192,935
SUMCO Corp. (b)	7,200	158,100
Taiwan Surface Mounting Technology Corp. (b)	23,000	106,056
UniTest, Inc. (b)	5,556	139,420
		2,431,853
Specialty Retail - 0.36%
Penske Automotive Group, Inc.	1,593	94,608

Trading Companies & Distributors - 2.76%
Air Lease Corp.	1,974	87,685
Indutrade AB (b)	8,247	176,538
ITOCHU Corp. (b)	4,000	115,041
Mitsui & Co., Ltd. (b)	5,000	91,671
Triton International, Ltd. (b)	2,422	117,491
WESCO International, Inc. (a)	1,695	133,058
		721,484
TOTAL COMMON STOCKS (Cost $13,674,721)		16,955,479

INVESTMENT COMPANIES - 17.07%
Exchange Traded Funds - 17.07%
Invesco CurrencyShares Japanese Yen Trust (a)	8,531	780,245
iShares 5-10 Year Investment Grade Corporate Bond ETF	13,461	831,755
iShares Floating Rate Bond ETF	5,022	254,716
iShares Gold Trust (a)	16,511	299,344
iShares International Treasury Bond ETF	3,376	187,571
iShares MBS ETF	6,215	684,458
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	17,557	473,161
SPDR Gold Shares (a)	5,337	951,907
TOTAL INVESTMENT COMPANIES (Cost $3,937,884)		4,463,157

	Principal Amount	Fair Value
CORPORATE BONDS - 3.45%
Banks - 2.33%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$610,288
TOTAL CORPORATE BONDS (Cost $518,302)		$610,288

UNITED STATES TREASURY OBLIGATIONS - 1.12%
United States Treasury Notes - 1.12%
0.625%, 08/15/2030	$300,000	$292,500
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $298,781)		$292,500

FOREIGN GOVERNMENT BONDS - 4.62%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 610,000	$518,397
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 474,000	689,612
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,042,217)		$1,208,009

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 6.47%
Money Market Funds - 6.47%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	1,690,504	$1,690,504
TOTAL SHORT-TERM INVESTMENTS (Cost $1,690,504)		$1,690,504

Total Investments (Cost $21,162,410) - 96.47%		$25,219,937
Other Assets in Excess of Liabilities - (f) - 3.53%		923,106
TOTAL NET ASSETS - 100.00%		$26,143,043

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.
(d)	Illiquid security. The fair value of these securities total $48,062 which represents 0.18% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$181,216	0.72%
British Pound	884,730	3.51
Canadian Dollar	676,288	2.68
Euro	2,445,852	9.70
Hong Kong Dollar	400,660	1.59
Japanese Yen	1,575,696	6.25
Mexican Peso	322,651	1.28
South Korean Won	460,759	1.83
Swedish Krona	268,957	1.06
Swiss Franc	216,673	0.86
Taiwan New Dollar	617,707	2.45
US Dollar	17,168,748	68.07
Total Investments	$25,219,937	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$407,358	1.61%
Bermuda	117,491	0.46
United Kingdom	1,110,691	4.40
Canada	676,288	2.68
China	600,042	2.38
Mexico	322,651	1.28
France	804,213	3.19
Germany	486,723	1.93
Hong Kong	62,549	0.25
India	115,480	0.46
Ireland	378,208	1.50
Italy	71,164	0.28
Japan	1,575,696	6.25
Luxembourg	108,384	0.43
Netherlands	365,080	1.45
Russia	138,882	0.55
South Korea	460,759	1.83
Sweden	268,957	1.06
Switzerland	216,673	0.86
Taiwan	617,707	2.45
United States	16,314,941	64.70
Total Investments	$25,219,937	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
December 31, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 0.80%
Aerospace & Defense - 0.07%
Axon Enterprise, Inc.	26	$3,186
The Boeing Co.	24	5,137
Cubic Corp.	36	2,233
HEICO Corp.	22	2,913
TransDigm Group, Inc.	8	4,951
		18,420
Airlines - 0.02%
Southwest Airlines Co.	107	4,987

Banks - 0.01%
Pacific Premier Bancorp, Inc.	61	1,911

Capital Markets - 0.00% (c)
Hamilton Lane, Inc. - Class A	18	1,405

Chemicals - 0.04%
Albemarle Corp.	32	4,721
Nutrien Ltd. (b)	89	4,286
Tronox Holdings PLC (b)	129	1,886
		10,893
Commercial Services & Supplies - 0.02%
MSA Safety, Inc.	19	2,839
US Ecology, Inc.	40	1,453
		4,292
Communications Equipment - 0.00% (c)
ViaSat, Inc.	40	1,306

Construction & Engineering - 0.02%
WillScot Mobile Mini Holdings Corp.	182	4,217

Electric Utilities - 0.02%
Edison International	75	4,711

Entertainment - 0.03%
Cinemark Holdings, Inc.	109	1,898
Live Nation Entertainment, Inc.	50	3,674
Madison Square Garden Sports Corp. - Class A	11	2,025
		7,597
Food & Staples Retailing - 0.02%
Sysco Corp.	55	4,084

Food Products - 0.01%
Beyond Meat, Inc.	22	2,750

Health Care Equipment & Supplies - 0.10%
Alcon, Inc. (b)	71	$4,685
Becton Dickinson and Co.	19	4,754
Boston Scientific Corp.	103	3,703
The Cooper Companies, Inc.	13	4,723
Insulet Corp.	18	4,601
Mesa Laboratories, Inc.	9	2,580
Penumbra, Inc.	13	2,275
		27,321
Hotels, Restaurants & Leisure - 0.15%
Aramark	103	3,963
Choice Hotels International, Inc.	29	3,095
Churchill Downs, Inc.	17	3,311
Hilton Worldwide Holdings, Inc.	40	4,450
Marriott Vacations Worldwide Corp.	29	3,979
MGM Resorts International	95	2,994
Norwegian Cruise Line Holdings, Ltd.	114	2,899
Planet Fitness, Inc. - Class A	50	3,882
Restaurant Brands International, Inc. (b)	78	4,767
Shake Shack, Inc. - Class A	25	2,120
Starbucks Corp.	48	5,135
		40,595
Industrial Conglomerates - 0.02%
Roper Technologies, Inc.	10	4,311

Internet & Direct Marketing Retail - 0.00% (c)
The RealReal, Inc.	67	1,309

IT Services - 0.01%
Switch, Inc. - Class A	91	1,490

Oil, Gas & Consumable Fuels - 0.03%
Hess Corp.	73	3,854
Occidental Petroleum Corp.	198	3,427
		7,281
Personal Products - 0.02%
The Estee Lauder Companies, Inc. - Class A	20	5,324

Pharmaceuticals - 0.01%
Elanco Animal Health, Inc.	132	4,048

Professional Services - 0.02%
CoStar Group, Inc.	5	4,621

Real Estate Management & Development - 0.01%
The Howard Hughes Corp.	25	1,973

Road & Rail - 0.01%
Lyft, Inc. - Class A	75	3,685

Semiconductors & Semiconductor Equipment - 0.02%
Microchip Technology, Inc.	37	5,110

Software - 0.05%
Medallia, Inc.	105	$3,488
Nutanix, Inc. - Class A	122	3,888
PROS Holdings, Inc.	42	2,132
Q2 Holdings, Inc.	29	3,670
		13,178
Specialty Retail - 0.02%
Burlington Stores, Inc.	20	5,231

Technology Hardware, Storage & Peripherals - 0.02%
Western Digital Corp.	76	4,210

Textiles, Apparel & Luxury Goods - 0.04%
Canada Goose Holdings, Inc. (b)	62	1,846
Under Armour, Inc. - Class A	225	3,863
VF Corp.	55	4,698
		10,407
Transportation Infrastructure - 0.01%
Macquarie Infrastructure Corp.	54	2,028
TOTAL COMMON STOCKS (Proceeds $177,032)		$208,695

INVESTMENT COMPANIES - 7.30%
Exchange Traded Funds - 7.30%
Energy Select Sector SPDR Fund	92	$3,487
Financial Select Sector SPDR Fund	233	6,869
Invesco QQQ Trust Series 1	47	14,746
iShares Expanded Tech-Software Sector ETF	20	7,082
iShares MSCI ACWI ETF	9,906	898,672
iShares MSCI EAFE ETF	10,120	738,355
iShares MSCI Emerging Markets ETF	4,069	210,245
iShares Russell 1000 Growth ETF	25	6,028
iShares S&P 100 ETF	86	14,761
Utilities Select Sector SPDR Fund	121	7,587
TOTAL INVESTMENT COMPANIES (Proceeds $1,747,783)		$1,907,832

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,924,815) - 8.10%		$2,116,527

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2020:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Banks	$403,871	$-		$-	$403,871
Capital Markets	1,131,572	131,515		-	1,263,087
Communications Equipment	166,815	-		-	166,815
Construction Materials	249,745	597,908		-	847,653
Containers & Packaging	605,317	262,249		-	867,566
Distributors	83,519	-		-	83,519
Entertainment	736,034	502,893		-	1,238,927
Food & Staples Retailing	693,551	292,500		-	986,051
Health Care Providers & Services	1,432,385	244,652		-	1,677,037
Household Durables	949,199	326,574		-	1,275,773
Insurance	480,429	300,028		-	780,457
Interactive Media & Services	849,069	86,851		-	935,920
IT Services	629,798	483,460		-	1,113,258
Life Sciences Tools & Services	574,503	297,970		-	872,473
Metals & Mining	631,489	515,576		-	1,147,065
Paper & Forest Products	-	-		48,062	48,062
Semiconductors & Semiconductor Equipment	1,276,229	1,155,624		-	2,431,853
Specialty Retail	94,608	-		-	94,608
Trading Companies & Distributors	338,234	383,250		-	721,484
Total Common Stocks	11,326,367	5,581,050		48,062	16,955,479
Exchange Traded Funds	4,463,157	-		-	4,463,157
Corporate Bonds	-	610,288		-	610,288
United States Treasury Obligations	-	292,500		-	292,500
Foreign Government Bonds	-	1,208,009		-	1,208,009
Money Market Funds	1,690,504	-		-	1,690,504
Total Investments in Securities	$17,480,028	$7,691,847		$48,062	$25,219,937

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$208,695	$-		$-	$208,695
Exchange Traded Funds	1,907,832	-		-	1,907,832
Total Securities Sold Short	$2,116,527	$-		$-	$2,116,527

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2020		$48,077
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized depreciation		(15	)*
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of December 31, 2020		$48,062	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2020:		$(15)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.